Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash and Cash Equivalents
The Company’s cash and cash equivalents consist of the following (in thousands):

	December 31,
	2021	2020
Cash	$5,131	$869
Cash equivalents:
Money market funds (1)	177,513	10,493

Total cash and cash equivalents	$182,644	$11,362

(1)
The Company maintains a cash sweep account which is included in money market funds as of December 31, 2021. Cash is invested in the short-term money market funds, which is a cash sweep for not invested cash that earns interest.

Schedule of Inventory
Inventory, consisting of material, direct and indirect labor, and manufacturing overhead, consists of the following (in thousands):

	December 31,
	2021	2020
Raw materials	$2,401	$1,376
Work in process	1,951	1,249
Finished goods	3,096	2,192

Total inventory	$7,448	$4,817

Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2021	2020
Prepaid expenses	$1,970	$694
Prepaid insurance	1,355	206
Receivable from contract manufacturer	1,344	1,521
Grant receivable	779	—
Security deposit	118	20

Total prepaid and other current assets	$5,566	$2,441

Schedule of Property, Plant and Equipment
Property and equipment consists of the following (in thousands):

	Estimated Useful Life (in years)	December 31,
		2021	2020
Machinery and equipment	3	$8,404	$5,084
Computer equipment	3	498	456
Automotive and vehicle hardware	5	93	93
Software	3	104	104
Furniture and fixtures	7	730	721
Construction in progress		1,700	—
Leasehold improvements	Shorter of useful life or lease term	9,265	9,265

		20,794	15,723
Less: Accumulated depreciation		(10,740)	(5,992)

Property and equipment, net		$10,054	$9,731

Schedule of Goodwill	The following table presents goodwill activity (in thousands):

December 31, 2020	$—
Goodwill acquired	51,076

December 31, 2021	$51,076

Schedule of Acquired Intangible Assets
Acquired intangible assets, net consisted of the following (in thousands):

	Estimated Useful Life (in years)	December 31, 2021
		Gross Carrying Value	Accumulated Amortization	Net Book Value
Developed technology	8	$15,900	$(331)	$15,569
Vendor relationship	3	6,600	(367)	6,233
Customer relationships	3	900	(50)	850

Intangible assets, net		$23,400	$(748)	$22,652

Schedule of Accrued and Other Current Liabilities
Accrued and other current liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Accrued compensation	$3,229	$1,618
Uninvoiced receipts	9,835	1,947
Other	1,109	556

Total accrued and other current liabilities	$14,173	$4,121